Secured notes	12 Months Ended
Dec. 31, 2012
Debt Disclosure [Abstract]
Secured Debt Disclosure [Text Block]
14. Secured notes

Secured notes, net of discount consists of the following:
	December 31, 2012	December 31, 2011

Secured note issued	$16,159,035	$16,159,035
Less: Repayment	(16,159,035)	-
	-	16,159,035
Less: Current portion	-	(16,159,035)
Long-term portion	$-	$-

On October 9, 2009, under the debt restructure, the Company issued $18 million Secured Notes due October 8, 2016 bearing fixed interest rate of 5% per annum and 50,402,082 Series A Convertible Preferred Shares to convertible note holders. Each Series A Convertible Preferred Shares may be converted, at the option of the holder, into one ordinary share. With the effective of the reverse share split of the ordinary share at a rate of 1 for 3 on March 1, 2010, three Convertible Preferred Shares can be convertible into one ordinary share. Such change was adopted retrospectively. The repayment was scheduled in 7 installments to be paid every 6 months starting from October 15, 2012.

Until fourteen months after the issue date, principal on the new notes is subject to the cancellation in the event that the Company's ordinary shares close at a daily volume weighted average price greater than $0.85 for 30 consecutive days with daily dollar value of the trading volume of $500,000 or more. All of the shares issuable upon conversion of the Series A Preferred Shares could have been sold by the note holder according to the terms of the notes and permitted to sell during such 30 consecutive trading days, then the principal amount of the note will be deemed satisfied and paid in full. Interest accrued on this note shall be payable on the immediately following interest due date. The principal on the new notes is also subject to the reduction in the event that the note holders convert the Series A Convertible Preferred Shares into ordinary shares within 14 months after the issued date. The collaterals of secured notes include all owned and acquired right, title and interest of the Company.

During the year ended December 31, 2012, the Company had fully repaid the principal of secured note. As of December 31, 2012, the accrued interest expense totally $1,640,284 was included in accrued expenses.